Loans and financing - Agribusiness Credit Receivable Certificates and Export credits (Details) item in Thousands, BRL in Thousands, $ in Millions	1 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 BRL item loan	Dec. 31, 2017 BRL
Agribusiness Credit Receivable Certificates - CRA
Loans and financing
Number of certificates issued | item		941
Loans received		BRL 941,000
Number of tranches | loan		2
Agribusiness Credit Receivable Certificates - Distribution One
Loans and financing
Loans received		BRL 757,000
Agribusiness Credit Receivable Certificates - Distribution One | CDI
Loans and financing
Percentage of basis used to calculate interest		97.00%
Interest rate basis		CDI
Agribusiness Credit Receivable Certificates - Distribution Two | IPCA
Loans and financing
Loans received		BRL 184,000
Interest rate basis		IPCA
Interest rate margin		4.5055%
Export credits (prepayment)
Loans and financing
Contracted amount	$ 700		BRL 2,322,740
Term of loan	5 years
Export credits (prepayment) | LIBOR
Loans and financing
Interest rate basis	quarterly LIBOR
Interest rate margin	1.15%		1.15%